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                      FIRST AMERICAN INVESTMENT FUNDS, INC.
                        SUPPLEMENT DATED JUNE 12, 2007 TO
              SHORT & INTERMEDIATE TAX FREE INCOME FUNDS PROSPECTUS
                             DATED OCTOBER 30, 2006

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This information supplements the Short & Intermediate Tax Free Income Funds
Prospectus of First American Investment Funds, Inc. ("FAIF"), dated October 30, 2006 (the "Prospectus"). This supplement and the Prospectus constitute a current Prospectus. To request a copy of the Prospectus, please call 800-677-FUND.

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Information regarding the portfolio managers primarily responsible for the management of Colorado Intermediate Tax Free Fund, Intermediate Tax Free Fund, and Short Tax Free Fund, which is set forth in the Prospectus under the heading "Additional Information--Management--Portfolio Management," is replaced by the following:

     Colorado Intermediate Tax Free Fund. Christopher L. Drahn has served as the primary portfolio manager for the fund since April 1994 and Michael L. Welle has co-managed the fund since June 2007.

     Intermediate Tax Free Fund. Christopher L. Drahn has served as the primary portfolio manager for the fund since February 1994 and Douglas J. White has co-managed the fund since June 2007.

     Short Tax Free Fund. Michael L. Welle has served as the primary portfolio manager for the fund since June 2007 and Christopher L. Drahn has co-managed the fund since October 2002.

The portfolio managers' biographies set forth in the Prospectus under the heading "Additional Information--Management--Portfolio Manager Biographies" are supplemented by removing the biography for Catherine M. Stienstra and adding the following:

     Michael L. Welle, CFA, Fixed Income Portfolio Manager, joined FAF Advisors in 1992. He has 15 years of financial industry experience, including 10 years in portfolio management.





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